Warrants (Details Narrative) - shares		12 Months Ended
	Jun. 11, 2026	Jun. 30, 2025	Jun. 30, 2024
Investor [Member]
Class of Warrant or Right [Line Items]
Warrants issued on net basis		1,195,220
Placement Agent [Member]
Class of Warrant or Right [Line Items]
Warrants issued on net basis		55,777
IPO Underwriter [Member]
Class of Warrant or Right [Line Items]
Warrants issued on net basis			2,042,942
Convertible Notes Noteholder [Member]
Class of Warrant or Right [Line Items]
Warrants issued on net basis			285,346
Warrant [Member]
Class of Warrant or Right [Line Items]
Number of shares issued	3,741,116
Sale of stock	2,000,000